Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventories
Schedule of inventories

	At December 31,
	2023	2022
	$’m	$’m
Raw materials and consumables	300	347
Work-in-progress	3	6
Finished goods	166	214
	469	567